INTANGIBLE ASSETS AND GOODWILL (Tables)	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
Summary of carrying amounts of intangible assets and goodwill
The following table summarises the movement in net book value for intangible assets and goodwill during the six months ended 30 June 2023:

	Intangible assets	Goodwill
	€ million	€ million
Net book value as at 31 December 2022	12,505	4,600
Additions	40	—
Amortisation expense	(53)	—
Disposals	—	—
Transfers and reclassifications	(1)	—
Currency translation adjustments	(172)	(117)
Net book value as at 30 June 2023	12,319	4,483